Shareholders’ (Deficit) Equity (Details)				12 Months Ended
	Apr. 22, 2024 HKD ($) shares	Apr. 22, 2024 USD ($) $ / shares shares	Jul. 14, 2023	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($)	Mar. 03, 2025 $ / shares	Jul. 14, 2024 shares
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued					18,000,000			11,250,000
Ordinary shares outstanding					18,000,000			11,250,000
Permanent equity					1
Share split at a ratio			On July 14, 2023, we effected a share split at a ratio of 1-to-1.6.
Ordinary shares shares authorized					800,000,000
Rrdinary share issued	2,320,000	2,320,000
Offering price per share (in Dollars per share) | $ / shares		$ 4					$ 0.0000625
Gross proceeds (in Dollars) | $		$ 9,280,000
Total net proceeds	$ 50,995,776	$ 6,565,106		$ 65,641,784	$ 8,450,608
Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0000625			$ 0.0000625
IPO [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued					11,250,000
Ordinary shares outstanding					11,250,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 4
Rrdinary share issued	2,320,000	2,320,000
Total net proceeds	$ 65,641,784	$ 8,375,900
IPO [Member] | Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0000625